Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash	$ 706	$ 847
Cash equivalents	456	721
Cash and cash equivalents	$ 1,162	$ 1,568	$ 461